Employee benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Employee benefits
Defined contribution plan expense	$ 5,702	¥ 40,378	¥ 38,231	¥ 30,518
Sales and marketing
Employee benefits
Defined contribution rate	61.00%	61.00%	63.00%	57.00%
Beijing Jiachenhong
Employee benefits
Defined contribution rate	40.00%	40.00%
Guangzhou Nuoya
Employee benefits
Defined contribution rate	40.00%	40.00%
Zhejiang Lukou
Employee benefits
Defined contribution rate	40.00%	40.00%